Document and Entity Information (USD $)	12 Months Ended
	Apr. 30, 2013	Jul. 18, 2013	Oct. 31, 2012
Document And Entity Information
Entity Registrant Name	AUTHENTIC TEAS INC.
Entity Central Index Key	0001523486
Document Type	POS AM
Document Period End Date	Apr. 30, 2013
Amendment Flag	false
Current Fiscal Year End Date	--04-30
Is Entity a Well-known Seasoned Issuer?	No
Is Entity a Voluntary Filer?	No
Is Entity's Reporting Status Current?	Yes
Entity Filer Category	Smaller Reporting Company
Entity Public Float			$ 303,480
Entity Common Stock, Shares Outstanding		4,011,600
Document Fiscal Period Focus	FY
Document Fiscal Year Focus	2013